INCOME TAX AND SOCIAL CONTRIBUTION - Schedule of estimate of tax credit realization (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	[1]	R$ 5,609,030	R$ 4,474,124
Within 1 year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total		808,979
From 1 to 2 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total		1,308,994
From 2 to 3 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total		384,929
From 3 to 4 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total		823,923
From 4 to 5 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total		328,555
From 5 to 8 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total		950,882
From 8 to 10 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total		R$ 1,002,768

[1]	Total amount of the balance of deferred income tax and social contribution consolidated assets, R$1,869,877 corresponds to the balance of the subsidiary Rumo S.A.